Senior Notes and Notes Payable and Other Borrowings - Components of Notes Payable and Other Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Notes payable and other borrowings	$ 274,677	$ 834,589
Debt payable to Weyerhaeuser		834,589
Unsecured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Notes payable and other borrowings	260,000
Seller financed loan [Member]
Debt Instrument [Line Items]
Notes payable and other borrowings	$ 14,677